Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Entity Central Index Key	0000896435
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000000405 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Government Securities Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Government Securities Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Government Securities Fund (Series II)	$47	0.95%
*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 304,511,823
Holdings Count | Holding	395
Investment Company Portfolio Turnover	180.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$304,511,823
Total number of portfolio holdings	395
Portfolio turnover rate	180%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 07/01/2056	3.90%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2041	3.74%
Government National Mortgage Association, TBA, 2.00%, 07/01/2056	3.23%
U.S. Treasury Notes, 3.63%, 08/31/2027	3.20%
U.S. Treasury Notes, 3.38%, 09/15/2027	3.19%
U.S. Treasury Notes, 3.63%, 08/31/2030	3.15%
U.S. Treasury Notes, 3.88%, 12/31/2032	3.14%
Government National Mortgage Association, TBA, 2.50%, 07/01/2056	3.00%
Standard Chartered Bank, 3.97%, 07/24/2026	2.96%
Royal Bank of Canada, 3.97%, 07/09/2026	2.96%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 07/01/2056	3.90%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2041	3.74%
Government National Mortgage Association, TBA, 2.00%, 07/01/2056	3.23%
U.S. Treasury Notes, 3.63%, 08/31/2027	3.20%
U.S. Treasury Notes, 3.38%, 09/15/2027	3.19%
U.S. Treasury Notes, 3.63%, 08/31/2030	3.15%
U.S. Treasury Notes, 3.88%, 12/31/2032	3.14%
Government National Mortgage Association, TBA, 2.50%, 07/01/2056	3.00%
Standard Chartered Bank, 3.97%, 07/24/2026	2.96%
Royal Bank of Canada, 3.97%, 07/09/2026	2.96%
* Excluding money market fund holdings, if any.

C000000404 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Government Securities Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Government Securities Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Government Securities Fund (Series I)	$35	0.70%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[2]
Net Assets	$ 304,511,823
Holdings Count | Holding	395
Investment Company Portfolio Turnover	180.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$304,511,823
Total number of portfolio holdings	395
Portfolio turnover rate	180%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 07/01/2056	3.90%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2041	3.74%
Government National Mortgage Association, TBA, 2.00%, 07/01/2056	3.23%
U.S. Treasury Notes, 3.63%, 08/31/2027	3.20%
U.S. Treasury Notes, 3.38%, 09/15/2027	3.19%
U.S. Treasury Notes, 3.63%, 08/31/2030	3.15%
U.S. Treasury Notes, 3.88%, 12/31/2032	3.14%
Government National Mortgage Association, TBA, 2.50%, 07/01/2056	3.00%
Standard Chartered Bank, 3.97%, 07/24/2026	2.96%
Royal Bank of Canada, 3.97%, 07/09/2026	2.96%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 07/01/2056	3.90%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2041	3.74%
Government National Mortgage Association, TBA, 2.00%, 07/01/2056	3.23%
U.S. Treasury Notes, 3.63%, 08/31/2027	3.20%
U.S. Treasury Notes, 3.38%, 09/15/2027	3.19%
U.S. Treasury Notes, 3.63%, 08/31/2030	3.15%
U.S. Treasury Notes, 3.88%, 12/31/2032	3.14%
Government National Mortgage Association, TBA, 2.50%, 07/01/2056	3.00%
Standard Chartered Bank, 3.97%, 07/24/2026	2.96%
Royal Bank of Canada, 3.97%, 07/09/2026	2.96%
* Excluding money market fund holdings, if any.

C000000408 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. High Yield Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. High Yield Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. High Yield Fund (Series I)	$55	1.09%
*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%	[3]
Net Assets	$ 38,858,681
Holdings Count | Holding	269
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$38,858,681
Total number of portfolio holdings	269
Portfolio turnover rate	116%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
iShares Broad USD High Yield Corporate Bond ETF	3.75%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.76%, 08/23/2028	1.19%
TransDigm, Inc., Term Loan L, 6.14%, 01/19/2032	0.99%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033	0.96%
DISH DBS Corp., 5.13%, 06/01/2029	0.96%
1261229 BC Ltd., 10.00%, 04/15/2032	0.94%
iShares iBoxx High Yield Corporate Bond ETF	0.94%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 06/01/2029	0.90%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030	0.88%
VoltaGrid LLC, 7.38%, 11/01/2030	0.88%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of net assets)
A	0.88
BBB	1.32
BB	46.96
B	32.51
CCC and below	8.21
Cash	7.15
Not Rated	2.97
**Source: Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepage.

Credit Quality Explanation [Text Block]	Source: Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
iShares Broad USD High Yield Corporate Bond ETF	3.75%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.76%, 08/23/2028	1.19%
TransDigm, Inc., Term Loan L, 6.14%, 01/19/2032	0.99%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033	0.96%
DISH DBS Corp., 5.13%, 06/01/2029	0.96%
1261229 BC Ltd., 10.00%, 04/15/2032	0.94%
iShares iBoxx High Yield Corporate Bond ETF	0.94%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 06/01/2029	0.90%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030	0.88%
VoltaGrid LLC, 7.38%, 11/01/2030	0.88%
* Excluding money market fund holdings, if any.

C000000409 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. High Yield Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. High Yield Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. High Yield Fund (Series II)	$67	1.34%
*	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.34%	[4]
Net Assets	$ 38,858,681
Holdings Count | Holding	269
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$38,858,681
Total number of portfolio holdings	269
Portfolio turnover rate	116%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
iShares Broad USD High Yield Corporate Bond ETF	3.75%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.76%, 08/23/2028	1.19%
TransDigm, Inc., Term Loan L, 6.14%, 01/19/2032	0.99%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033	0.96%
DISH DBS Corp., 5.13%, 06/01/2029	0.96%
1261229 BC Ltd., 10.00%, 04/15/2032	0.94%
iShares iBoxx High Yield Corporate Bond ETF	0.94%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 06/01/2029	0.90%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030	0.88%
VoltaGrid LLC, 7.38%, 11/01/2030	0.88%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of net assets)
A	0.88
BBB	1.32
BB	46.96
B	32.51
CCC and below	8.21
Cash	7.15
Not Rated	2.97
**Source: Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepage.

Credit Quality Explanation [Text Block]	Source: Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
iShares Broad USD High Yield Corporate Bond ETF	3.75%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.76%, 08/23/2028	1.19%
TransDigm, Inc., Term Loan L, 6.14%, 01/19/2032	0.99%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033	0.96%
DISH DBS Corp., 5.13%, 06/01/2029	0.96%
1261229 BC Ltd., 10.00%, 04/15/2032	0.94%
iShares iBoxx High Yield Corporate Bond ETF	0.94%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 06/01/2029	0.90%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030	0.88%
VoltaGrid LLC, 7.38%, 11/01/2030	0.88%
* Excluding money market fund holdings, if any.

C000000411 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. EQV International Equity Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. EQV International Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. EQV International Equity Fund (Series II)	$60	1.15%
*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%	[5]
Net Assets	$ 1,231,353,197
Holdings Count | Holding	81
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,231,353,197
Total number of portfolio holdings	81
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.42%
Samsung Electronics Co. Ltd.	3.38%
Investor AB, Class B	2.90%
Keyence Corp.	2.84%
ASM International N.V.	2.44%
ASML Holding N.V.	2.32%
Legrand S.A.	2.29%
Panasonic Holdings Corp.	2.05%
MediaTek, Inc.	1.92%
BAE Systems PLC	1.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.42%
Samsung Electronics Co. Ltd.	3.38%
Investor AB, Class B	2.90%
Keyence Corp.	2.84%
ASM International N.V.	2.44%
ASML Holding N.V.	2.32%
Legrand S.A.	2.29%
Panasonic Holdings Corp.	2.05%
MediaTek, Inc.	1.92%
BAE Systems PLC	1.90%
* Excluding money market fund holdings, if any.

C000000410 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. EQV International Equity Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. EQV International Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. EQV International Equity Fund (Series I)	$47	0.90%
*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%	[6]
Net Assets	$ 1,231,353,197
Holdings Count | Holding	81
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,231,353,197
Total number of portfolio holdings	81
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.42%
Samsung Electronics Co. Ltd.	3.38%
Investor AB, Class B	2.90%
Keyence Corp.	2.84%
ASM International N.V.	2.44%
ASML Holding N.V.	2.32%
Legrand S.A.	2.29%
Panasonic Holdings Corp.	2.05%
MediaTek, Inc.	1.92%
BAE Systems PLC	1.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.42%
Samsung Electronics Co. Ltd.	3.38%
Investor AB, Class B	2.90%
Keyence Corp.	2.84%
ASM International N.V.	2.44%
ASML Holding N.V.	2.32%
Legrand S.A.	2.29%
Panasonic Holdings Corp.	2.05%
MediaTek, Inc.	1.92%
BAE Systems PLC	1.90%
* Excluding money market fund holdings, if any.

C000000414 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Main Street Mid Cap Fund®
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Main Street Mid Cap Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Mid Cap Fund® (Series I)	$49	0.93%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%	[7]
Net Assets	$ 164,943,932
Holdings Count | Holding	98
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$164,943,932
Total number of portfolio holdings	98
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	1.89%
Curtiss-Wright Corp.	1.69%
Rockwell Automation, Inc.	1.67%
Keysight Technologies, Inc.	1.64%
Yum! Brands, Inc.	1.61%
Raymond James Financial, Inc.	1.60%
ATI, Inc.	1.57%
Wintrust Financial Corp.	1.54%
Datadog, Inc., Class A	1.53%
American Healthcare REIT, Inc.	1.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	1.89%
Curtiss-Wright Corp.	1.69%
Rockwell Automation, Inc.	1.67%
Keysight Technologies, Inc.	1.64%
Yum! Brands, Inc.	1.61%
Raymond James Financial, Inc.	1.60%
ATI, Inc.	1.57%
Wintrust Financial Corp.	1.54%
Datadog, Inc., Class A	1.53%
American Healthcare REIT, Inc.	1.50%
* Excluding money market fund holdings, if any.

C000000415 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Main Street Mid Cap Fund®
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Main Street Mid Cap Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Mid Cap Fund® (Series II)	$62	1.18%
*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.18%	[8]
Net Assets	$ 164,943,932
Holdings Count | Holding	98
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$164,943,932
Total number of portfolio holdings	98
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	1.89%
Curtiss-Wright Corp.	1.69%
Rockwell Automation, Inc.	1.67%
Keysight Technologies, Inc.	1.64%
Yum! Brands, Inc.	1.61%
Raymond James Financial, Inc.	1.60%
ATI, Inc.	1.57%
Wintrust Financial Corp.	1.54%
Datadog, Inc., Class A	1.53%
American Healthcare REIT, Inc.	1.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	1.89%
Curtiss-Wright Corp.	1.69%
Rockwell Automation, Inc.	1.67%
Keysight Technologies, Inc.	1.64%
Yum! Brands, Inc.	1.61%
Raymond James Financial, Inc.	1.60%
ATI, Inc.	1.57%
Wintrust Financial Corp.	1.54%
Datadog, Inc., Class A	1.53%
American Healthcare REIT, Inc.	1.50%
* Excluding money market fund holdings, if any.

C000000417 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Government Money Market Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Government Money Market Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Government Money Market Fund (Series II)	$31	0.62%
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[9]
Net Assets	$ 488,163,238
Holdings Count | Holding	69
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$488,163,238
Total number of portfolio holdings	69

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	44.0%
8-30	3.9%
31-60	9.6%
61-90	6.5%
91-180	18.4%
181+	17.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000416 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Government Money Market Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Government Money Market Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Government Money Market Fund (Series I)	$19	0.37%
*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[10]
Net Assets	$ 488,163,238
Holdings Count | Holding	69
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$488,163,238
Total number of portfolio holdings	69

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	44.0%
8-30	3.9%
31-60	9.6%
61-90	6.5%
91-180	18.4%
181+	17.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000420 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Real Estate Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Global Real Estate Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Real Estate Fund (Series I)	$53	1.02%
*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.02%	[11]
Net Assets	$ 96,935,950
Holdings Count | Holding	76
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$96,935,950
Total number of portfolio holdings	76
Portfolio turnover rate	36%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	8.65%
Prologis, Inc.	5.91%
Public Storage	5.38%
Equinix, Inc.	4.85%
Digital Realty Trust, Inc.	4.35%
Simon Property Group, Inc.	4.21%
Goodman Group	3.09%
UDR, Inc.	2.73%
W.P. Carey, Inc.	2.62%
Iron Mountain, Inc.	2.23%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	8.65%
Prologis, Inc.	5.91%
Public Storage	5.38%
Equinix, Inc.	4.85%
Digital Realty Trust, Inc.	4.35%
Simon Property Group, Inc.	4.21%
Goodman Group	3.09%
UDR, Inc.	2.73%
W.P. Carey, Inc.	2.62%
Iron Mountain, Inc.	2.23%
* Excluding money market fund holdings, if any.

C000000421 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Real Estate Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Global Real Estate Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Real Estate Fund (Series II)	$66	1.27%
*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.27%	[12]
Net Assets	$ 96,935,950
Holdings Count | Holding	76
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$96,935,950
Total number of portfolio holdings	76
Portfolio turnover rate	36%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	8.65%
Prologis, Inc.	5.91%
Public Storage	5.38%
Equinix, Inc.	4.85%
Digital Realty Trust, Inc.	4.35%
Simon Property Group, Inc.	4.21%
Goodman Group	3.09%
UDR, Inc.	2.73%
W.P. Carey, Inc.	2.62%
Iron Mountain, Inc.	2.23%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	8.65%
Prologis, Inc.	5.91%
Public Storage	5.38%
Equinix, Inc.	4.85%
Digital Realty Trust, Inc.	4.35%
Simon Property Group, Inc.	4.21%
Goodman Group	3.09%
UDR, Inc.	2.73%
W.P. Carey, Inc.	2.62%
Iron Mountain, Inc.	2.23%
* Excluding money market fund holdings, if any.

C000000423 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Small Cap Equity Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Small Cap Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Small Cap Equity Fund (Series II)	$68	1.21%
*	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.21%	[13]
Net Assets	$ 195,022,615
Holdings Count | Holding	86
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$195,022,615
Total number of portfolio holdings	86
Portfolio turnover rate	48%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Allegro MicroSystems, Inc.	2.67%
MKS, Inc.	2.53%
Forgent Power Solutions, Inc.	2.17%
Entegris, Inc.	2.09%
Sanmina Corp.	2.08%
BrightSpring Health Services, Inc.	2.08%
IES Holdings, Inc.	2.02%
ITT, Inc.	1.94%
Applied Industrial Technologies, Inc.	1.93%
Axsome Therapeutics, Inc.	1.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Allegro MicroSystems, Inc.	2.67%
MKS, Inc.	2.53%
Forgent Power Solutions, Inc.	2.17%
Entegris, Inc.	2.09%
Sanmina Corp.	2.08%
BrightSpring Health Services, Inc.	2.08%
IES Holdings, Inc.	2.02%
ITT, Inc.	1.94%
Applied Industrial Technologies, Inc.	1.93%
Axsome Therapeutics, Inc.	1.79%
* Excluding money market fund holdings, if any.

C000000422 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Small Cap Equity Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Small Cap Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Small Cap Equity Fund (Series I)	$54	0.96%
*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.96%	[14]
Net Assets	$ 195,022,615
Holdings Count | Holding	86
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$195,022,615
Total number of portfolio holdings	86
Portfolio turnover rate	48%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Allegro MicroSystems, Inc.	2.67%
MKS, Inc.	2.53%
Forgent Power Solutions, Inc.	2.17%
Entegris, Inc.	2.09%
Sanmina Corp.	2.08%
BrightSpring Health Services, Inc.	2.08%
IES Holdings, Inc.	2.02%
ITT, Inc.	1.94%
Applied Industrial Technologies, Inc.	1.93%
Axsome Therapeutics, Inc.	1.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Allegro MicroSystems, Inc.	2.67%
MKS, Inc.	2.53%
Forgent Power Solutions, Inc.	2.17%
Entegris, Inc.	2.09%
Sanmina Corp.	2.08%
BrightSpring Health Services, Inc.	2.08%
IES Holdings, Inc.	2.02%
ITT, Inc.	1.94%
Applied Industrial Technologies, Inc.	1.93%
Axsome Therapeutics, Inc.	1.79%
* Excluding money market fund holdings, if any.

C000000432 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Health Care Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Health Care Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Health Care Fund (Series I)	$50	0.98%
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%	[15]
Net Assets	$ 160,553,927
Holdings Count | Holding	81
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$160,553,927
Total number of portfolio holdings	81
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	10.84%
Johnson & Johnson	6.28%
UnitedHealth Group, Inc.	6.08%
Merck & Co., Inc.	4.20%
Argenx SE, ADR	3.98%
AbbVie, Inc.	3.98%
Gilead Sciences, Inc.	3.45%
AstraZeneca PLC	2.93%
BrightSpring Health Services, Inc.	2.73%
Welltower, Inc.	2.22%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	10.84%
Johnson & Johnson	6.28%
UnitedHealth Group, Inc.	6.08%
Merck & Co., Inc.	4.20%
Argenx SE, ADR	3.98%
AbbVie, Inc.	3.98%
Gilead Sciences, Inc.	3.45%
AstraZeneca PLC	2.93%
BrightSpring Health Services, Inc.	2.73%
Welltower, Inc.	2.22%
* Excluding money market fund holdings, if any.

C000000433 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Health Care Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Health Care Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Health Care Fund (Series II)	$62	1.23%
*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%	[16]
Net Assets	$ 160,553,927
Holdings Count | Holding	81
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$160,553,927
Total number of portfolio holdings	81
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	10.84%
Johnson & Johnson	6.28%
UnitedHealth Group, Inc.	6.08%
Merck & Co., Inc.	4.20%
Argenx SE, ADR	3.98%
AbbVie, Inc.	3.98%
Gilead Sciences, Inc.	3.45%
AstraZeneca PLC	2.93%
BrightSpring Health Services, Inc.	2.73%
Welltower, Inc.	2.22%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	10.84%
Johnson & Johnson	6.28%
UnitedHealth Group, Inc.	6.08%
Merck & Co., Inc.	4.20%
Argenx SE, ADR	3.98%
AbbVie, Inc.	3.98%
Gilead Sciences, Inc.	3.45%
AstraZeneca PLC	2.93%
BrightSpring Health Services, Inc.	2.73%
Welltower, Inc.	2.22%
* Excluding money market fund holdings, if any.

C000000439 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Technology Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Technology Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Technology Fund (Series II)	$73	1.20%
*	Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.20%	[17]
Net Assets	$ 347,274,250
Holdings Count | Holding	53
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$347,274,250
Total number of portfolio holdings	53
Portfolio turnover rate	83%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.86%
Advanced Micro Devices, Inc.	5.37%
Lam Research Corp.	5.26%
Alphabet, Inc., Class A	5.02%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.53%
Micron Technology, Inc.	4.33%
Palo Alto Networks, Inc.	3.33%
CrowdStrike Holdings, Inc., Class A	3.08%
Datadog, Inc., Class A	2.76%
Intel Corp.	2.66%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.86%
Advanced Micro Devices, Inc.	5.37%
Lam Research Corp.	5.26%
Alphabet, Inc., Class A	5.02%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.53%
Micron Technology, Inc.	4.33%
Palo Alto Networks, Inc.	3.33%
CrowdStrike Holdings, Inc., Class A	3.08%
Datadog, Inc., Class A	2.76%
Intel Corp.	2.66%
* Excluding money market fund holdings, if any.

C000000438 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Technology Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Technology Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Technology Fund (Series I)	$58	0.95%
*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.95%	[18]
Net Assets	$ 347,274,250
Holdings Count | Holding	53
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$347,274,250
Total number of portfolio holdings	53
Portfolio turnover rate	83%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.86%
Advanced Micro Devices, Inc.	5.37%
Lam Research Corp.	5.26%
Alphabet, Inc., Class A	5.02%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.53%
Micron Technology, Inc.	4.33%
Palo Alto Networks, Inc.	3.33%
CrowdStrike Holdings, Inc., Class A	3.08%
Datadog, Inc., Class A	2.76%
Intel Corp.	2.66%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.86%
Advanced Micro Devices, Inc.	5.37%
Lam Research Corp.	5.26%
Alphabet, Inc., Class A	5.02%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.53%
Micron Technology, Inc.	4.33%
Palo Alto Networks, Inc.	3.33%
CrowdStrike Holdings, Inc., Class A	3.08%
Datadog, Inc., Class A	2.76%
Intel Corp.	2.66%
* Excluding money market fund holdings, if any.

C000000452 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Core Equity Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Core Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Core Equity Fund (Series I)	$41	0.80%
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[19]
Net Assets	$ 765,511,614
Holdings Count | Holding	70
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$765,511,614
Total number of portfolio holdings	70
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.55%
Alphabet, Inc., Class A	6.87%
Apple, Inc.	5.88%
Microsoft Corp.	5.39%
Amazon.com, Inc.	4.24%
Broadcom, Inc.	3.69%
JPMorgan Chase & Co.	2.70%
Meta Platforms, Inc., Class A	2.69%
Advanced Micro Devices, Inc.	2.60%
Eli Lilly and Co.	2.19%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.55%
Alphabet, Inc., Class A	6.87%
Apple, Inc.	5.88%
Microsoft Corp.	5.39%
Amazon.com, Inc.	4.24%
Broadcom, Inc.	3.69%
JPMorgan Chase & Co.	2.70%
Meta Platforms, Inc., Class A	2.69%
Advanced Micro Devices, Inc.	2.60%
Eli Lilly and Co.	2.19%
* Excluding money market fund holdings, if any.

C000000453 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Core Equity Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Core Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Core Equity Fund (Series II)	$53	1.05%
*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[20]
Net Assets	$ 765,511,614
Holdings Count | Holding	70
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$765,511,614
Total number of portfolio holdings	70
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.55%
Alphabet, Inc., Class A	6.87%
Apple, Inc.	5.88%
Microsoft Corp.	5.39%
Amazon.com, Inc.	4.24%
Broadcom, Inc.	3.69%
JPMorgan Chase & Co.	2.70%
Meta Platforms, Inc., Class A	2.69%
Advanced Micro Devices, Inc.	2.60%
Eli Lilly and Co.	2.19%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.55%
Alphabet, Inc., Class A	6.87%
Apple, Inc.	5.88%
Microsoft Corp.	5.39%
Amazon.com, Inc.	4.24%
Broadcom, Inc.	3.69%
JPMorgan Chase & Co.	2.70%
Meta Platforms, Inc., Class A	2.69%
Advanced Micro Devices, Inc.	2.60%
Eli Lilly and Co.	2.19%
* Excluding money market fund holdings, if any.

C000000457 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Core Plus Bond Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Core Plus Bond Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Core Plus Bond Fund (Series II)	$42	0.85%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[21],[22]
Net Assets	$ 171,961,958
Holdings Count | Holding	1,687
Investment Company Portfolio Turnover	307.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$171,961,958
Total number of portfolio holdings	1,687
Portfolio turnover rate	307%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Bonds, 4.75%, 02/15/2056	5.65%
U.S. Treasury Notes, 4.38%, 05/15/2036	4.01%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 07/01/2056	3.47%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 07/01/2056	2.97%
U.S. Treasury Notes, 4.13%, 06/15/2029	2.84%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 07/01/2056	2.71%
U.S. Treasury Notes, 4.13%, 06/30/2031	1.79%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 08/01/2056	1.63%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 07/01/2056	1.41%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2056	1.38%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bonds, 4.75%, 02/15/2056	5.65%
U.S. Treasury Notes, 4.38%, 05/15/2036	4.01%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 07/01/2056	3.47%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 07/01/2056	2.97%
U.S. Treasury Notes, 4.13%, 06/15/2029	2.84%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 07/01/2056	2.71%
U.S. Treasury Notes, 4.13%, 06/30/2031	1.79%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 08/01/2056	1.63%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 07/01/2056	1.41%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2056	1.38%
* Excluding money market fund holdings, if any.

C000000456 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Core Plus Bond Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Core Plus Bond Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Core Plus Bond Fund (Series I)	$30	0.60%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[23],[24]
Net Assets	$ 171,961,958
Holdings Count | Holding	1,687
Investment Company Portfolio Turnover	307.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$171,961,958
Total number of portfolio holdings	1,687
Portfolio turnover rate	307%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Bonds, 4.75%, 02/15/2056	5.65%
U.S. Treasury Notes, 4.38%, 05/15/2036	4.01%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 07/01/2056	3.47%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 07/01/2056	2.97%
U.S. Treasury Notes, 4.13%, 06/15/2029	2.84%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 07/01/2056	2.71%
U.S. Treasury Notes, 4.13%, 06/30/2031	1.79%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 08/01/2056	1.63%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 07/01/2056	1.41%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2056	1.38%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bonds, 4.75%, 02/15/2056	5.65%
U.S. Treasury Notes, 4.38%, 05/15/2036	4.01%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 07/01/2056	3.47%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 07/01/2056	2.97%
U.S. Treasury Notes, 4.13%, 06/15/2029	2.84%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 07/01/2056	2.71%
U.S. Treasury Notes, 4.13%, 06/30/2031	1.79%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 08/01/2056	1.63%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 07/01/2056	1.41%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2056	1.38%
* Excluding money market fund holdings, if any.

C000084639 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Diversified Dividend Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Diversified Dividend Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Diversified Dividend Fund (Series I)	$35	0.68%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[25]
Net Assets	$ 453,507,708
Holdings Count | Holding	79
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$453,507,708
Total number of portfolio holdings	79
Portfolio turnover rate	35%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.69%
Johnson & Johnson	2.69%
Microsoft Corp.	2.56%
Alphabet, Inc., Class A	2.31%
Cisco Systems, Inc.	2.24%
Linde PLC	2.12%
Chevron Corp.	2.02%
Philip Morris International, Inc.	2.00%
Wells Fargo & Co.	1.97%
UnitedHealth Group, Inc.	1.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.69%
Johnson & Johnson	2.69%
Microsoft Corp.	2.56%
Alphabet, Inc., Class A	2.31%
Cisco Systems, Inc.	2.24%
Linde PLC	2.12%
Chevron Corp.	2.02%
Philip Morris International, Inc.	2.00%
Wells Fargo & Co.	1.97%
UnitedHealth Group, Inc.	1.91%
* Excluding money market fund holdings, if any.

C000084640 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Diversified Dividend Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Diversified Dividend Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Diversified Dividend Fund (Series II)	$48	0.93%
*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%	[26]
Net Assets	$ 453,507,708
Holdings Count | Holding	79
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$453,507,708
Total number of portfolio holdings	79
Portfolio turnover rate	35%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.69%
Johnson & Johnson	2.69%
Microsoft Corp.	2.56%
Alphabet, Inc., Class A	2.31%
Cisco Systems, Inc.	2.24%
Linde PLC	2.12%
Chevron Corp.	2.02%
Philip Morris International, Inc.	2.00%
Wells Fargo & Co.	1.97%
UnitedHealth Group, Inc.	1.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.69%
Johnson & Johnson	2.69%
Microsoft Corp.	2.56%
Alphabet, Inc., Class A	2.31%
Cisco Systems, Inc.	2.24%
Linde PLC	2.12%
Chevron Corp.	2.02%
Philip Morris International, Inc.	2.00%
Wells Fargo & Co.	1.97%
UnitedHealth Group, Inc.	1.91%
* Excluding money market fund holdings, if any.

C000084642 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Comstock Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Comstock Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Comstock Fund (Series II)	$52	0.99%
*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%	[27]
Net Assets	$ 1,529,893,237
Holdings Count | Holding	89
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,529,893,237
Total number of portfolio holdings	89
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	3.78%
Bank of America Corp.	3.39%
Cisco Systems, Inc.	3.06%
Wells Fargo & Co.	2.56%
CVS Health Corp.	2.49%
Merck & Co., Inc.	2.27%
Microsoft Corp.	2.25%
State Street Corp.	2.01%
Chevron Corp.	1.90%
Caterpillar, Inc.	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	3.78%
Bank of America Corp.	3.39%
Cisco Systems, Inc.	3.06%
Wells Fargo & Co.	2.56%
CVS Health Corp.	2.49%
Merck & Co., Inc.	2.27%
Microsoft Corp.	2.25%
State Street Corp.	2.01%
Chevron Corp.	1.90%
Caterpillar, Inc.	1.89%
* Excluding money market fund holdings, if any.

C000084641 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Comstock Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Comstock Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Comstock Fund (Series I)	$39	0.74%
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[28]
Net Assets	$ 1,529,893,237
Holdings Count | Holding	89
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,529,893,237
Total number of portfolio holdings	89
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	3.78%
Bank of America Corp.	3.39%
Cisco Systems, Inc.	3.06%
Wells Fargo & Co.	2.56%
CVS Health Corp.	2.49%
Merck & Co., Inc.	2.27%
Microsoft Corp.	2.25%
State Street Corp.	2.01%
Chevron Corp.	1.90%
Caterpillar, Inc.	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	3.78%
Bank of America Corp.	3.39%
Cisco Systems, Inc.	3.06%
Wells Fargo & Co.	2.56%
CVS Health Corp.	2.49%
Merck & Co., Inc.	2.27%
Microsoft Corp.	2.25%
State Street Corp.	2.01%
Chevron Corp.	1.90%
Caterpillar, Inc.	1.89%
* Excluding money market fund holdings, if any.

C000084643 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Equity and Income Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Equity and Income Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Equity and Income Fund (Series I)	$28	0.55%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[29],[30]
Net Assets	$ 1,409,392,231
Holdings Count | Holding	1,126
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,409,392,231
Total number of portfolio holdings	1,126
Portfolio turnover rate	54%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	2.10%
Alphabet, Inc., Class A	2.06%
Wells Fargo & Co.	2.02%
U.S. Treasury Notes, 4.13%, 06/30/2028	1.95%
Bank of America Corp.	1.88%
Philip Morris International, Inc.	1.76%
Microsoft Corp.	1.71%
Johnson Controls International PLC	1.58%
Citizens Financial Group, Inc.	1.53%
Microchip Technology, Inc.	1.47%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	2.10%
Alphabet, Inc., Class A	2.06%
Wells Fargo & Co.	2.02%
U.S. Treasury Notes, 4.13%, 06/30/2028	1.95%
Bank of America Corp.	1.88%
Philip Morris International, Inc.	1.76%
Microsoft Corp.	1.71%
Johnson Controls International PLC	1.58%
Citizens Financial Group, Inc.	1.53%
Microchip Technology, Inc.	1.47%
* Excluding money market fund holdings, if any.

C000084644 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Equity and Income Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Equity and Income Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Equity and Income Fund (Series II)	$41	0.80%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[31],[32]
Net Assets	$ 1,409,392,231
Holdings Count | Holding	1,126
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,409,392,231
Total number of portfolio holdings	1,126
Portfolio turnover rate	54%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	2.10%
Alphabet, Inc., Class A	2.06%
Wells Fargo & Co.	2.02%
U.S. Treasury Notes, 4.13%, 06/30/2028	1.95%
Bank of America Corp.	1.88%
Philip Morris International, Inc.	1.76%
Microsoft Corp.	1.71%
Johnson Controls International PLC	1.58%
Citizens Financial Group, Inc.	1.53%
Microchip Technology, Inc.	1.47%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	2.10%
Alphabet, Inc., Class A	2.06%
Wells Fargo & Co.	2.02%
U.S. Treasury Notes, 4.13%, 06/30/2028	1.95%
Bank of America Corp.	1.88%
Philip Morris International, Inc.	1.76%
Microsoft Corp.	1.71%
Johnson Controls International PLC	1.58%
Citizens Financial Group, Inc.	1.53%
Microchip Technology, Inc.	1.47%
* Excluding money market fund holdings, if any.

C000084652 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Growth and Income Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Growth and Income Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Growth and Income Fund (Series II)	$52	1.00%
*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[33]
Net Assets	$ 1,299,743,641
Holdings Count | Holding	81
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,299,743,641
Total number of portfolio holdings	81
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	3.27%
Amazon.com, Inc.	3.15%
Wells Fargo & Co.	3.11%
Bank of America Corp.	2.87%
Philip Morris International, Inc.	2.67%
Microsoft Corp.	2.57%
Johnson Controls International PLC	2.40%
Citizens Financial Group, Inc.	2.34%
Microchip Technology, Inc.	2.19%
NVIDIA Corp.	2.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	3.27%
Amazon.com, Inc.	3.15%
Wells Fargo & Co.	3.11%
Bank of America Corp.	2.87%
Philip Morris International, Inc.	2.67%
Microsoft Corp.	2.57%
Johnson Controls International PLC	2.40%
Citizens Financial Group, Inc.	2.34%
Microchip Technology, Inc.	2.19%
NVIDIA Corp.	2.18%
* Excluding money market fund holdings, if any.

C000084651 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Growth and Income Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Growth and Income Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Growth and Income Fund (Series I)	$39	0.75%
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[34]
Net Assets	$ 1,299,743,641
Holdings Count | Holding	81
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,299,743,641
Total number of portfolio holdings	81
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	3.27%
Amazon.com, Inc.	3.15%
Wells Fargo & Co.	3.11%
Bank of America Corp.	2.87%
Philip Morris International, Inc.	2.67%
Microsoft Corp.	2.57%
Johnson Controls International PLC	2.40%
Citizens Financial Group, Inc.	2.34%
Microchip Technology, Inc.	2.19%
NVIDIA Corp.	2.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	3.27%
Amazon.com, Inc.	3.15%
Wells Fargo & Co.	3.11%
Bank of America Corp.	2.87%
Philip Morris International, Inc.	2.67%
Microsoft Corp.	2.57%
Johnson Controls International PLC	2.40%
Citizens Financial Group, Inc.	2.34%
Microchip Technology, Inc.	2.19%
NVIDIA Corp.	2.18%
* Excluding money market fund holdings, if any.

C000084659 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. American Value Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. American Value Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. American Value Fund (Series I)	$48	0.87%
*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.87%	[35]
Net Assets	$ 475,970,845
Holdings Count | Holding	81
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$475,970,845
Total number of portfolio holdings	81
Portfolio turnover rate	56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.60%
MKS, Inc.	4.22%
Rambus, Inc.	3.07%
Entegris, Inc.	3.00%
Marvell Technology, Inc.	2.93%
STMicroelectronics N.V., New York Shares	2.74%
Vertiv Holdings Co., Class A	2.16%
Globe Life, Inc.	2.04%
NRG Energy, Inc.	1.95%
Becton, Dickinson and Co.	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	4.60%
MKS, Inc.	4.22%
Rambus, Inc.	3.07%
Entegris, Inc.	3.00%
Marvell Technology, Inc.	2.93%
STMicroelectronics N.V., New York Shares	2.74%
Vertiv Holdings Co., Class A	2.16%
Globe Life, Inc.	2.04%
NRG Energy, Inc.	1.95%
Becton, Dickinson and Co.	1.89%
* Excluding money market fund holdings, if any.

C000084660 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. American Value Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. American Value Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. American Value Fund (Series II)	$62	1.12%
*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.12%	[36]
Net Assets	$ 475,970,845
Holdings Count | Holding	81
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$475,970,845
Total number of portfolio holdings	81
Portfolio turnover rate	56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.60%
MKS, Inc.	4.22%
Rambus, Inc.	3.07%
Entegris, Inc.	3.00%
Marvell Technology, Inc.	2.93%
STMicroelectronics N.V., New York Shares	2.74%
Vertiv Holdings Co., Class A	2.16%
Globe Life, Inc.	2.04%
NRG Energy, Inc.	1.95%
Becton, Dickinson and Co.	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	4.60%
MKS, Inc.	4.22%
Rambus, Inc.	3.07%
Entegris, Inc.	3.00%
Marvell Technology, Inc.	2.93%
STMicroelectronics N.V., New York Shares	2.74%
Vertiv Holdings Co., Class A	2.16%
Globe Life, Inc.	2.04%
NRG Energy, Inc.	1.95%
Becton, Dickinson and Co.	1.89%
* Excluding money market fund holdings, if any.

C000084676 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Equally-Weighted S&P 500 Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Equally-Weighted S&P 500 Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	$30	0.58%
*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[37]
Net Assets	$ 497,612,531
Holdings Count | Holding	509
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$497,612,531
Total number of portfolio holdings	509
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Moderna, Inc.	0.29%
Corning, Inc.	0.29%
Applied Materials, Inc.	0.28%
KLA Corp.	0.27%
Teradyne, Inc.	0.27%
Sandisk Corp.	0.27%
GE Vernova, Inc.	0.26%
Lam Research Corp.	0.26%
Bio-Techne Corp.	0.26%
United Airlines Holdings, Inc.	0.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Moderna, Inc.	0.29%
Corning, Inc.	0.29%
Applied Materials, Inc.	0.28%
KLA Corp.	0.27%
Teradyne, Inc.	0.27%
Sandisk Corp.	0.27%
GE Vernova, Inc.	0.26%
Lam Research Corp.	0.26%
Bio-Techne Corp.	0.26%
United Airlines Holdings, Inc.	0.25%
* Excluding money market fund holdings, if any.

C000084675 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Equally-Weighted S&P 500 Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Equally-Weighted S&P 500 Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Equally-Weighted S&P 500 Fund (Series I)	$17	0.33%
*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[38]
Net Assets	$ 497,612,531
Holdings Count | Holding	509
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$497,612,531
Total number of portfolio holdings	509
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Moderna, Inc.	0.29%
Corning, Inc.	0.29%
Applied Materials, Inc.	0.28%
KLA Corp.	0.27%
Teradyne, Inc.	0.27%
Sandisk Corp.	0.27%
GE Vernova, Inc.	0.26%
Lam Research Corp.	0.26%
Bio-Techne Corp.	0.26%
United Airlines Holdings, Inc.	0.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Moderna, Inc.	0.29%
Corning, Inc.	0.29%
Applied Materials, Inc.	0.28%
KLA Corp.	0.27%
Teradyne, Inc.	0.27%
Sandisk Corp.	0.27%
GE Vernova, Inc.	0.26%
Lam Research Corp.	0.26%
Bio-Techne Corp.	0.26%
United Airlines Holdings, Inc.	0.25%
* Excluding money market fund holdings, if any.

C000084677 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. American Franchise Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. American Franchise Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. American Franchise Fund (Series I)	$44	0.85%
*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[39]
Net Assets	$ 935,708,459
Holdings Count | Holding	50
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$935,708,459
Total number of portfolio holdings	50
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.11%
Alphabet, Inc., Class A	7.35%
Amazon.com, Inc.	5.75%
Lam Research Corp.	5.42%
Apple, Inc.	5.11%
Advanced Micro Devices, Inc.	3.48%
Western Digital Corp.	3.41%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.31%
Applied Materials, Inc.	3.26%
Microsoft Corp.	2.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.11%
Alphabet, Inc., Class A	7.35%
Amazon.com, Inc.	5.75%
Lam Research Corp.	5.42%
Apple, Inc.	5.11%
Advanced Micro Devices, Inc.	3.48%
Western Digital Corp.	3.41%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.31%
Applied Materials, Inc.	3.26%
Microsoft Corp.	2.95%
* Excluding money market fund holdings, if any.

C000084678 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. American Franchise Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. American Franchise Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. American Franchise Fund (Series II)	$57	1.10%
*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%	[40]
Net Assets	$ 935,708,459
Holdings Count | Holding	50
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$935,708,459
Total number of portfolio holdings	50
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.11%
Alphabet, Inc., Class A	7.35%
Amazon.com, Inc.	5.75%
Lam Research Corp.	5.42%
Apple, Inc.	5.11%
Advanced Micro Devices, Inc.	3.48%
Western Digital Corp.	3.41%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.31%
Applied Materials, Inc.	3.26%
Microsoft Corp.	2.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.11%
Alphabet, Inc., Class A	7.35%
Amazon.com, Inc.	5.75%
Lam Research Corp.	5.42%
Apple, Inc.	5.11%
Advanced Micro Devices, Inc.	3.48%
Western Digital Corp.	3.41%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.31%
Applied Materials, Inc.	3.26%
Microsoft Corp.	2.95%
* Excluding money market fund holdings, if any.

C000095035 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Balanced-Risk Allocation Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Balanced-Risk Allocation Fund (Series II)	$51	0.94%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.94%	[41],[42]
Net Assets	$ 441,628,233
Holdings Count | Holding	142
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$441,628,233
Total number of portfolio holdings	142
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	43.02%	72.97%
Fixed Income	18.01%	95.68%
Commodities	38.97%	35.05%
Total	100.00%	203.70%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000095034 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Balanced-Risk Allocation Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	$37	0.69%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%	[43],[44]
Net Assets	$ 441,628,233
Holdings Count | Holding	142
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$441,628,233
Total number of portfolio holdings	142
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	43.02%	72.97%
Fixed Income	18.01%	95.68%
Commodities	38.97%	35.05%
Total	100.00%	203.70%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000209356 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Discovery Large Cap Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Discovery Large Cap Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Discovery Large Cap Fund (Series I)	$42	0.80%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[45],[46]
Net Assets	$ 326,478,267
Holdings Count | Holding	55
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$326,478,267
Total number of portfolio holdings	55
Portfolio turnover rate	47%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.99%
Alphabet, Inc., Class C	7.36%
Amazon.com, Inc.	5.59%
Lam Research Corp.	5.36%
Apple, Inc.	5.19%
Advanced Micro Devices, Inc.	3.49%
Western Digital Corp.	3.36%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.23%
Applied Materials, Inc.	3.04%
Microsoft Corp.	2.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.99%
Alphabet, Inc., Class C	7.36%
Amazon.com, Inc.	5.59%
Lam Research Corp.	5.36%
Apple, Inc.	5.19%
Advanced Micro Devices, Inc.	3.49%
Western Digital Corp.	3.36%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.23%
Applied Materials, Inc.	3.04%
Microsoft Corp.	2.91%
* Excluding money market fund holdings, if any.

C000209355 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Discovery Large Cap Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Discovery Large Cap Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Discovery Large Cap Fund (Series II)	$55	1.05%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%	[47],[48]
Net Assets	$ 326,478,267
Holdings Count | Holding	55
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$326,478,267
Total number of portfolio holdings	55
Portfolio turnover rate	47%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.99%
Alphabet, Inc., Class C	7.36%
Amazon.com, Inc.	5.59%
Lam Research Corp.	5.36%
Apple, Inc.	5.19%
Advanced Micro Devices, Inc.	3.49%
Western Digital Corp.	3.36%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.23%
Applied Materials, Inc.	3.04%
Microsoft Corp.	2.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.99%
Alphabet, Inc., Class C	7.36%
Amazon.com, Inc.	5.59%
Lam Research Corp.	5.36%
Apple, Inc.	5.19%
Advanced Micro Devices, Inc.	3.49%
Western Digital Corp.	3.36%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.23%
Applied Materials, Inc.	3.04%
Microsoft Corp.	2.91%
* Excluding money market fund holdings, if any.

C000209359 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. U.S. Government Money Portfolio
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. U.S. Government Money Portfolio (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. U.S. Government Money Portfolio (Series II)	$46	0.92%
*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[49]
Net Assets	$ 242,969,515
Holdings Count | Holding	65
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$242,969,515
Total number of portfolio holdings	65

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	41.3%
8-30	0.6%
31-60	17.6%
61-90	6.3%
91-180	13.3%
181+	20.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000209360 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. U.S. Government Money Portfolio
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. U.S. Government Money Portfolio (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. U.S. Government Money Portfolio (Series I)	$33	0.67%
*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[50]
Net Assets	$ 242,969,515
Holdings Count | Holding	65
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$242,969,515
Total number of portfolio holdings	65

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	41.3%
8-30	0.6%
31-60	17.6%
61-90	6.3%
91-180	13.3%
181+	20.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000209364 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Discovery Mid Cap Growth Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Discovery Mid Cap Growth Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	$50	0.88%
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.88%	[51]
Net Assets	$ 687,787,940
Holdings Count | Holding	79
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$687,787,940
Total number of portfolio holdings	79
Portfolio turnover rate	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Flex Ltd.	3.41%
Hilton Worldwide Holdings, Inc.	2.90%
Comfort Systems USA, Inc.	2.85%
Monolithic Power Systems, Inc.	2.78%
Quanta Services, Inc.	2.75%
MasTec, Inc.	2.50%
Lattice Semiconductor Corp.	2.46%
MACOM Technology Solutions Holdings, Inc.	2.30%
Teradyne, Inc.	2.24%
Carpenter Technology Corp.	2.05%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Flex Ltd.	3.41%
Hilton Worldwide Holdings, Inc.	2.90%
Comfort Systems USA, Inc.	2.85%
Monolithic Power Systems, Inc.	2.78%
Quanta Services, Inc.	2.75%
MasTec, Inc.	2.50%
Lattice Semiconductor Corp.	2.46%
MACOM Technology Solutions Holdings, Inc.	2.30%
Teradyne, Inc.	2.24%
Carpenter Technology Corp.	2.05%
* Excluding money market fund holdings, if any.

C000209363 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Discovery Mid Cap Growth Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Discovery Mid Cap Growth Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Discovery Mid Cap Growth Fund (Series II)	$64	1.13%
*	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.13%	[52]
Net Assets	$ 687,787,940
Holdings Count | Holding	79
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$687,787,940
Total number of portfolio holdings	79
Portfolio turnover rate	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Flex Ltd.	3.41%
Hilton Worldwide Holdings, Inc.	2.90%
Comfort Systems USA, Inc.	2.85%
Monolithic Power Systems, Inc.	2.78%
Quanta Services, Inc.	2.75%
MasTec, Inc.	2.50%
Lattice Semiconductor Corp.	2.46%
MACOM Technology Solutions Holdings, Inc.	2.30%
Teradyne, Inc.	2.24%
Carpenter Technology Corp.	2.05%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Flex Ltd.	3.41%
Hilton Worldwide Holdings, Inc.	2.90%
Comfort Systems USA, Inc.	2.85%
Monolithic Power Systems, Inc.	2.78%
Quanta Services, Inc.	2.75%
MasTec, Inc.	2.50%
Lattice Semiconductor Corp.	2.46%
MACOM Technology Solutions Holdings, Inc.	2.30%
Teradyne, Inc.	2.24%
Carpenter Technology Corp.	2.05%
* Excluding money market fund holdings, if any.

C000209367 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Global Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Fund (Series II)	$57	1.09%
*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.09%	[53]
Net Assets	$ 1,390,424,879
Holdings Count | Holding	67
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,390,424,879
Total number of portfolio holdings	67
Portfolio turnover rate	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.33%
Lam Research Corp.	8.05%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.60%
NVIDIA Corp.	5.56%
Marvell Technology, Inc.	4.42%
Meta Platforms, Inc., Class A	4.37%
Broadcom, Inc.	3.91%
Eli Lilly and Co.	3.55%
Visa, Inc., Class A	3.28%
Amazon.com, Inc.	3.10%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.33%
Lam Research Corp.	8.05%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.60%
NVIDIA Corp.	5.56%
Marvell Technology, Inc.	4.42%
Meta Platforms, Inc., Class A	4.37%
Broadcom, Inc.	3.91%
Eli Lilly and Co.	3.55%
Visa, Inc., Class A	3.28%
Amazon.com, Inc.	3.10%
* Excluding money market fund holdings, if any.

C000209368 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Global Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Fund (Series I)	$44	0.84%
*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%	[54]
Net Assets	$ 1,390,424,879
Holdings Count | Holding	67
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,390,424,879
Total number of portfolio holdings	67
Portfolio turnover rate	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.33%
Lam Research Corp.	8.05%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.60%
NVIDIA Corp.	5.56%
Marvell Technology, Inc.	4.42%
Meta Platforms, Inc., Class A	4.37%
Broadcom, Inc.	3.91%
Eli Lilly and Co.	3.55%
Visa, Inc., Class A	3.28%
Amazon.com, Inc.	3.10%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.33%
Lam Research Corp.	8.05%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.60%
NVIDIA Corp.	5.56%
Marvell Technology, Inc.	4.42%
Meta Platforms, Inc., Class A	4.37%
Broadcom, Inc.	3.91%
Eli Lilly and Co.	3.55%
Visa, Inc., Class A	3.28%
Amazon.com, Inc.	3.10%
* Excluding money market fund holdings, if any.

C000209370 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Strategic Income Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Global Strategic Income Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Strategic Income Fund (Series I)	$45	0.92%
*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%	[55]
Net Assets	$ 610,451,720
Holdings Count | Holding	987
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$610,451,720
Total number of portfolio holdings	987
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	5.69%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.85%
U.S. Treasury Bonds, 5.50%, 08/15/2028	1.93%
U.S. Treasury Bills, 3.63%, 09/17/2026	1.92%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.36%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	1.36%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.07%, 03/13/2046	1.33%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.30%
Federal National Mortgage Association, 4.50%, 07/01/2052	0.95%
Federal Home Loan Mortgage Corp., 5.00%, 03/01/2053	0.94%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	5.69%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.85%
U.S. Treasury Bonds, 5.50%, 08/15/2028	1.93%
U.S. Treasury Bills, 3.63%, 09/17/2026	1.92%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.36%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	1.36%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.07%, 03/13/2046	1.33%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.30%
Federal National Mortgage Association, 4.50%, 07/01/2052	0.95%
Federal Home Loan Mortgage Corp., 5.00%, 03/01/2053	0.94%
* Excluding money market fund holdings, if any.

C000209369 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Strategic Income Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Global Strategic Income Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Strategic Income Fund (Series II)	$57	1.17%
*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.17%	[56]
Net Assets	$ 610,451,720
Holdings Count | Holding	987
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$610,451,720
Total number of portfolio holdings	987
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	5.69%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.85%
U.S. Treasury Bonds, 5.50%, 08/15/2028	1.93%
U.S. Treasury Bills, 3.63%, 09/17/2026	1.92%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.36%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	1.36%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.07%, 03/13/2046	1.33%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.30%
Federal National Mortgage Association, 4.50%, 07/01/2052	0.95%
Federal Home Loan Mortgage Corp., 5.00%, 03/01/2053	0.94%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	5.69%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.85%
U.S. Treasury Bonds, 5.50%, 08/15/2028	1.93%
U.S. Treasury Bills, 3.63%, 09/17/2026	1.92%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.36%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	1.36%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.07%, 03/13/2046	1.33%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.30%
Federal National Mortgage Association, 4.50%, 07/01/2052	0.95%
Federal Home Loan Mortgage Corp., 5.00%, 03/01/2053	0.94%
* Excluding money market fund holdings, if any.

C000209371 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. International Growth Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. International Growth Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. International Growth Fund (Series II)	$64	1.25%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%	[57],[58]
Net Assets	$ 315,062,787
Holdings Count | Holding	62
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$315,062,787
Total number of portfolio holdings	62
Portfolio turnover rate	38%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.86%
ASML Holding N.V.	5.84%
SK hynix, Inc.	4.19%
Siemens AG	3.24%
BAE Systems PLC	2.78%
Mitsubishi UFJ Financial Group, Inc.	2.42%
Lonza Group AG	2.40%
Advantest Corp.	2.29%
Dollarama, Inc.	2.26%
Compass Group PLC	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.86%
ASML Holding N.V.	5.84%
SK hynix, Inc.	4.19%
Siemens AG	3.24%
BAE Systems PLC	2.78%
Mitsubishi UFJ Financial Group, Inc.	2.42%
Lonza Group AG	2.40%
Advantest Corp.	2.29%
Dollarama, Inc.	2.26%
Compass Group PLC	2.22%
* Excluding money market fund holdings, if any.

C000209372 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. International Growth Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. International Growth Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. International Growth Fund (Series I)	$51	1.00%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[59],[60]
Net Assets	$ 315,062,787
Holdings Count | Holding	62
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$315,062,787
Total number of portfolio holdings	62
Portfolio turnover rate	38%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.86%
ASML Holding N.V.	5.84%
SK hynix, Inc.	4.19%
Siemens AG	3.24%
BAE Systems PLC	2.78%
Mitsubishi UFJ Financial Group, Inc.	2.42%
Lonza Group AG	2.40%
Advantest Corp.	2.29%
Dollarama, Inc.	2.26%
Compass Group PLC	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.86%
ASML Holding N.V.	5.84%
SK hynix, Inc.	4.19%
Siemens AG	3.24%
BAE Systems PLC	2.78%
Mitsubishi UFJ Financial Group, Inc.	2.42%
Lonza Group AG	2.40%
Advantest Corp.	2.29%
Dollarama, Inc.	2.26%
Compass Group PLC	2.22%
* Excluding money market fund holdings, if any.

C000209374 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Main Street Fund®
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Main Street Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Fund® (Series I)	$41	0.80%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[61],[62]
Net Assets	$ 520,643,971
Holdings Count | Holding	69
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$520,643,971
Total number of portfolio holdings	69
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.53%
Alphabet, Inc., Class A	7.23%
Apple, Inc.	6.93%
Microsoft Corp.	5.20%
Amazon.com, Inc.	4.77%
Broadcom, Inc.	3.44%
JPMorgan Chase & Co.	3.17%
Applied Materials, Inc.	2.70%
Meta Platforms, Inc., Class A	2.48%
Philip Morris International, Inc.	2.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.53%
Alphabet, Inc., Class A	7.23%
Apple, Inc.	6.93%
Microsoft Corp.	5.20%
Amazon.com, Inc.	4.77%
Broadcom, Inc.	3.44%
JPMorgan Chase & Co.	3.17%
Applied Materials, Inc.	2.70%
Meta Platforms, Inc., Class A	2.48%
Philip Morris International, Inc.	2.46%
* Excluding money market fund holdings, if any.

C000209373 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Main Street Fund®
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Main Street Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Fund® (Series II)	$54	1.05%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%	[63],[64]
Net Assets	$ 520,643,971
Holdings Count | Holding	69
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$520,643,971
Total number of portfolio holdings	69
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.53%
Alphabet, Inc., Class A	7.23%
Apple, Inc.	6.93%
Microsoft Corp.	5.20%
Amazon.com, Inc.	4.77%
Broadcom, Inc.	3.44%
JPMorgan Chase & Co.	3.17%
Applied Materials, Inc.	2.70%
Meta Platforms, Inc., Class A	2.48%
Philip Morris International, Inc.	2.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.53%
Alphabet, Inc., Class A	7.23%
Apple, Inc.	6.93%
Microsoft Corp.	5.20%
Amazon.com, Inc.	4.77%
Broadcom, Inc.	3.44%
JPMorgan Chase & Co.	3.17%
Applied Materials, Inc.	2.70%
Meta Platforms, Inc., Class A	2.48%
Philip Morris International, Inc.	2.46%
* Excluding money market fund holdings, if any.

C000209375 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Main Street Small Cap Fund®
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Main Street Small Cap Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Small Cap Fund® (Series II)	$58	1.07%
*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.07%	[65]
Net Assets	$ 1,437,060,607
Holdings Count | Holding	104
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,437,060,607
Total number of portfolio holdings	104
Portfolio turnover rate	43%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Enpro, Inc.	1.96%
Columbia Banking System, Inc.	1.93%
Outfront Media, Inc.	1.91%
Kodiak Gas Services, Inc.	1.85%
AAR Corp.	1.81%
MaxLinear, Inc.	1.80%
AutoNation, Inc.	1.69%
Zurn Elkay Water Solutions Corp.	1.68%
Cathay General Bancorp	1.61%
BrightSpring Health Services, Inc.	1.58%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Enpro, Inc.	1.96%
Columbia Banking System, Inc.	1.93%
Outfront Media, Inc.	1.91%
Kodiak Gas Services, Inc.	1.85%
AAR Corp.	1.81%
MaxLinear, Inc.	1.80%
AutoNation, Inc.	1.69%
Zurn Elkay Water Solutions Corp.	1.68%
Cathay General Bancorp	1.61%
BrightSpring Health Services, Inc.	1.58%
* Excluding money market fund holdings, if any.

C000209376 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Main Street Small Cap Fund®
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Main Street Small Cap Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Small Cap Fund® (Series I)	$45	0.82%
*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.82%	[66]
Net Assets	$ 1,437,060,607
Holdings Count | Holding	104
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,437,060,607
Total number of portfolio holdings	104
Portfolio turnover rate	43%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Enpro, Inc.	1.96%
Columbia Banking System, Inc.	1.93%
Outfront Media, Inc.	1.91%
Kodiak Gas Services, Inc.	1.85%
AAR Corp.	1.81%
MaxLinear, Inc.	1.80%
AutoNation, Inc.	1.69%
Zurn Elkay Water Solutions Corp.	1.68%
Cathay General Bancorp	1.61%
BrightSpring Health Services, Inc.	1.58%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Enpro, Inc.	1.96%
Columbia Banking System, Inc.	1.93%
Outfront Media, Inc.	1.91%
Kodiak Gas Services, Inc.	1.85%
AAR Corp.	1.81%
MaxLinear, Inc.	1.80%
AutoNation, Inc.	1.69%
Zurn Elkay Water Solutions Corp.	1.68%
Cathay General Bancorp	1.61%
BrightSpring Health Services, Inc.	1.58%
* Excluding money market fund holdings, if any.

C000229836 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund - September
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco® V.I. S&P 500 Buffer Fund - September (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco® V.I. S&P 500 Buffer Fund - September (Series I)	$36	0.70%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[67],[68]
Net Assets	$ 74,325,228
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$74,325,228
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Security type allocation (% of total investments)
C000229835 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund - September
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco® V.I. S&P 500 Buffer Fund - September (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco® V.I. S&P 500 Buffer Fund - September (Series II)	$49	0.95%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[69],[70]
Net Assets	$ 74,325,228
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$74,325,228
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Security type allocation (% of total investments)
C000229837 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund - December
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco® V.I. S&P 500 Buffer Fund - December (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco® V.I. S&P 500 Buffer Fund - December (Series II)	$49	0.95%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[71],[72]
Net Assets	$ 70,692,009
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$70,692,009
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Security type allocation (% of total investments)
C000229838 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund - December
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco® V.I. S&P 500 Buffer Fund - December (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco® V.I. S&P 500 Buffer Fund - December (Series I)	$36	0.70%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[73],[74]
Net Assets	$ 70,692,009
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$70,692,009
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Security type allocation (% of total investments)
C000229839 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund - March
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco® V.I. S&P 500 Buffer Fund - March (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco® V.I. S&P 500 Buffer Fund - March (Series I)	$36	0.70%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[75],[76]
Net Assets	$ 56,977,276
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$56,977,276
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Security type allocation (% of total investments)
C000229840 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund - March
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco® V.I. S&P 500 Buffer Fund - March (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco® V.I. S&P 500 Buffer Fund - March (Series II)	$49	0.95%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[77],[78]
Net Assets	$ 56,977,276
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$56,977,276
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Security type allocation (% of total investments)
C000229842 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund – June
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco® V.I. S&P 500 Buffer Fund – June (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco® V.I. S&P 500 Buffer Fund – June (Series II)	$49	0.95%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[79],[80]
Net Assets	$ 68,823,046
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$68,823,046
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Security type allocation (% of total investments)
C000229841 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund – June
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco® V.I. S&P 500 Buffer Fund – June (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco® V.I. S&P 500 Buffer Fund – June (Series I)	$36	0.70%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[81],[82]
Net Assets	$ 68,823,046
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$68,823,046
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Security type allocation (% of total investments)

[1]	Annualized.
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[22]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
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[30]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
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[32]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
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[42]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
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[44]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[45]	Annualized.
[46]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[47]	Annualized.
[48]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[49]	Annualized.
[50]	Annualized.
[51]	Annualized.
[52]	Annualized.
[53]	Annualized.
[54]	Annualized.
[55]	Annualized.
[56]	Annualized.
[57]	Annualized.
[58]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[59]	Annualized.
[60]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[61]	Annualized.
[62]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[63]	Annualized.
[64]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[65]	Annualized.
[66]	Annualized.
[67]	Annualized.
[68]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[69]	Annualized.
[70]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[71]	Annualized.
[72]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[73]	Annualized.
[74]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[75]	Annualized.
[76]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[77]	Annualized.
[78]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[79]	Annualized.
[80]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[81]	Annualized.
[82]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.